RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,645	$ 1,713
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,170	837
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	358	818
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	112	49
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 5	$ 9